Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current Assets:
Cash and cash equivalents	$ 16,100	$ 99,684	$ 294
Accounts receivable, net (Note 4)	149,510	358,006
Others receivable	12,880	16,476	2,764
Advances and prepayments to suppliers	9,532	27,410	19,457
Inventory (Note 5)	313,530	480,352	685,410
Due from related parties (Note 7-(4))		148,900	241,082
Total Current Assets	501,552	1,130,828	949,007
Loan receivable-related parties (Note 7-(2))		146,040	146,040
Property, plant and equipment, net (Note 6)	1,425,135	1,713,954	1,712,162
Operating lease right of use asset, net	178,166	272,216	18,502
Total Assets	2,104,853	3,263,038	2,825,711
Current Liabilities:
Accounts payable	751,135	111,696	123
Accounts payable-related party (Note 7-(3))	263,628	1,115,902	1,093,557
Accrued expenses (Note 9)	62,754	56,407	29,529
Due to related parties (Note 7-(5))	1,386,504	1,571,284	1,285,559
Operating lease liabilities – current	57,109	66,237	4,699
Loans payable (Note 10)	414,000
Total Current Liabilities	2,935,130	2,921,526	2,413,467
Long-term Loans payable (Note 10)		414,000	414,000
Operating lease liabilities – noncurrent	121,057	203,325	11,056
Total Liabilities	3,056,187	3,538,851	2,838,523
Commitments and Contingencies (Note 13)
Shareholders’ Equity:
Common Stock, par value $0.0001, 500,000,000 shares authorized; 111,120,000 shares issued and outstanding as of December 31, 2022, 100,000,0000 shares issued and outstanding as of December 31, 2021, and 2020	11,112	10,000	10,000
Common Stock to-be Issued		222,400
Shares Subscription Receivable			(10,000)
Additional paid-in capital	221,288
Retained Earnings (Accumulated deficit)	(1,224,575)	(504,482)	(13,476)
Accumulated other comprehensive income	40,841	(3,731)	664
Total Shareholders’ Equity (Deficit)	(951,334)	(275,813)	(12,812)
Total Liabilities and Shareholders’ Equity (Deficit)	$ 2,104,853	$ 3,263,038	$ 2,825,711